Loan ID	Final Current Event Level	Current Exceptions	Servicing Comments	Status Date	Last Action Date per Servicer
407244078	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2013.  Borrower stated he did not need assistance and would be able cure the default. Temporary reasons for default.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 EXIT STRATEGY:
				08/01/2014
337767035	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2013.  borrower was having trouble making payment due to financial hardship.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently approved for modification however there is no evidence the modification has been completed.  mod data information insufficient.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 EXIT STRATEGY:
				08/01/2014
222592191	2	[2] Evidence loan has been modified.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2014.  Borrower made a promise to pay by 08/15/2014 borrower lives in property.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is 12/XX/2013.  The modified principal balance is $20,973.24.  The modification interest rate is 7.625%.  The modification maturity date is unavailable.  RFD prior to mod was curtailment of income.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 EXIT STRATEGY:
				08/01/2014
292462785	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2014.  Borrower made a pay by phone payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 EXIT STRATEGY:
				08/01/2014
362122058	2	[2] Evidence loan has been modified.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2014.  The last payment was received on 05/28/2014.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2014.  Borrower called in on 4/30/2013 to verify whether a permanent modification agreement is complete.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is 05/XX/2013.  The modified principal balance is $66,895.00.  The modification interest rate is 2%.  The maturity date of the loan was extended to 05/XX/2053.  On 4/1/2018, rate can increase to 3.0%
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
 EXIT STRATEGY:
				07/01/2014
269423705	2	[2] Evidence loan has been modified.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2014.  The last payment was received on 05/05/2014.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is 05/XX/2013.  The modified principal balance is $109,732.23.  The modification interest rate is unavailable.  The maturity date of the loan was extended to 03/XX/2023.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
 EXIT STRATEGY:
				07/01/2014
561865437	3	[3] Collection comments are missing or incomplete.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2014.  The last payment was received on 04/30/2014.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2012.  Borrower called in to add authorized 3rd party.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently approved for modification however there is no evidence the modification has been completed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
 EXIT STRATEGY:
				07/01/2014
485954975	3	[3] Collection comments are missing or incomplete. [2] Pay History is missing or incomplete.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2014.  The last payment was received on 08/05/2014.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/18/2013.  Borrower called and wanted to know the reinstatement amount that she would need to pay. Provided the borrower at the time there was 4 delinquency payments showing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2012.  The chapter is Chapter X.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 12/XX/2013.  The proof of claim was filed 11/XX/2012.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
 ADDITIONAL INFORMATION: N/A
				07/31/2014
355555535	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/07/2014.  Borrower informed servicer she changed insurance carrier and the premium amount is lower than the current insurance company,she wanted to see if the payment reduced.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 EXIT STRATEGY:
				04/30/2015
303055580	1
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2017.  Borrower called in to advise closing was delayed to 2/6.  Borrower stated repairs needed to be made and requested a loss mitigation package.  Agent asked what program looking for.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
 ADDITIONAL INFORMATION: N/A
				03/31/2017
355134334	1
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2017.  Spoke with co-borrower regarding loss mitigation application.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2015.  The chapter is Chapter X.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 08/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				03/31/2017
492696197	1
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/03/2017.  The commentary indicates the borrower was advised of the grace period and provided options if needed; however, the comments did not specify the options discussed.  The borrower advised they would make their payment in March; however, could not pay on the 1st.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				03/31/2017
589348817	2	[2] Currently Delinquent Mortgage
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 03/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2015.  The chapter is Chapter X.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 04/XX/2016.  The proof of claim was filed 03/XX/2016.  A motion for relief was filed 12/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				03/31/2017
332158259	2	[2] Currently Delinquent Mortgage
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/18/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				03/31/2017
312416387	1
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for 04/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/27/2017.  Gave status of heloc
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is judgment.  Borrower is in the process of foreclosure.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: Borrower is trying to get a workout plan for his Heloc. There is no evidence of BK. The borrower was also in foreclosure.
				03/31/2017
311402767	1
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				03/31/2017
559528683	1
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				03/31/2017
304106650	1
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				03/31/2017
288077766	1
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/02/2016.  Borrower called and advise if could get on affordable payments will be able to make payment by 11/16, if not will be later. Borrower advise has loss mitigation package and is in the process of completing. Borrower was advised would need to customer care for assistance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				03/31/2017
268218484	1
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				03/31/2017
306509956	1
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				03/31/2017
278113185	1
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				03/31/2017
355792361	1
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2015.  The chapter is Chapter X.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				03/31/2017
489895290	1
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				03/31/2017
465558439	1
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				03/31/2017
573611747	2	[2] Currently Delinquent Mortgage
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2016.  Payment inquiry.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				03/31/2017
328628525	2	[2] Currently Delinquent Mortgage
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter X.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				03/31/2017
196424039	1
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				03/31/2017
548329775	1
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				03/31/2017
295831959	1
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2017.  Commentary states spoke to borrower to followup on missing documents.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				03/31/2017
435407020	1
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				03/31/2017
310426376	1
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				03/31/2017
183328163	1
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				03/31/2017
320571013	1
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2017.  Borrower called looking for help rep advised of repayment plan rep also advised of TAD.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter X.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				03/31/2017
612120055	1
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				03/31/2017
111992030	2	[2] Currently Delinquent Mortgage
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2016.  Borrower requested return call on Saturday in order to make the October installment.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				03/31/2017
469445595	1
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				03/31/2017
380049680	1
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/20/2016.  Borrower requested payoff quote.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				03/31/2017
148637579	1
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				03/31/2017
413148503	1
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				03/31/2017
373983831	1
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/03/2017.  Borrower advised received a letter that loan will be going to amortization, in July and in just  went up due to rate change.  Borrower advised will increase in July and will create an hardship.  Wanted to know options.  Borrower was informed of loan modification.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				03/31/2017
492796969	1
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/11/2015.  Servicer spoke with borrower and went over modification denial. Borrower indicated they would be sending an appeal.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				03/31/2017
425864240	1
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2016.  The last contact was made on 2/24/2016, in which the borrower inquired about the address to mail a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				03/31/2017
527865271	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2016.  The borrower called in and made a payment for $662.00. They stated they'd call back tomorrow before noon to set up recurring payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
 ADDITIONAL INFORMATION: N/A
				05/31/2016
496697223	1
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/22/2015.  The borrower's spouse authorized a payment in the amount of $72.62.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				03/31/2017
224407857	2	[2] Currently Delinquent Mortgage
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2016.  Borrower called regarding lender placed insurance letter.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				03/31/2017
525371990	1
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				03/31/2017
186441062	2	[2] Currently Delinquent Mortgage
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2017.  Forebearance Plan 5/17/2017 per notes
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				03/31/2017
252713343	1
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 03/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2017.  Borrower called in to make a payment on the account.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				03/31/2017
477747249	1
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2017.  Commentary states that borrower called and left message inquiring about obtaining 2017-2018 Condominium Master Hazard policy.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				03/31/2017
547257037	1
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				03/31/2017
209889727	1
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				03/31/2017
443332885	1
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				03/31/2017
506529750	1
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				03/31/2017
452102085	1
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				03/31/2017
580445894	1
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				03/31/2017
220070177	3	[3] Collection comments are missing or incomplete.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/01/2015.  The last payment was received on 11/03/2015.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
				03/23/2016
472826236	1
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				03/31/2017
132715249	1
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2017.  03/20/2017 Talk to borrower regarding mod docs borrower states misunderstanding and she states she will send mod docs by 03/25/2017.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				03/31/2017
567347310	3	[3] F/C Sale Date Scheduled Within Next 6 Months [3] Loan is in Foreclosure
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for 08/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/14/2015.  Borrower called to make one payment. Borrower did not want to discuss loan or arrangements. Borrower was advised that breach letter will expire October. one payment will not prevent account from being reviewed for foreclosure.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on 03/XX/2017.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is sale.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: 6/7/2017 - Borrower plans to reinstate loan. Figures were sent to Attorney
				03/31/2017
472177236	1
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2017.  Borrower called to setup payment, borrower confirmed receipt of Loss Mitigation package. Borrower advised of several program options.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				03/31/2017
427451342	2	[2] Currently Delinquent Mortgage
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2017.  Borrower made arrangements with Home Retention to bring account current and has advised that no longer interested in loss mitigation.  Loss mitigation file closed 01/05/2017.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				03/31/2017
103217668	1
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				03/31/2017
286788911	1
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				03/31/2017
404282632	1
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2015.  Servicer explained why new modification needs to be signed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
 ADDITIONAL INFORMATION: N/A
				03/31/2017
454134800	1
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				03/31/2017
582480627	1
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				03/31/2017
163180430	1
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				03/31/2017
441395402	1
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				03/31/2017
151463385	1
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				03/31/2017
211407475	1
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				03/31/2017
399699276	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2017.  Borrower has a claim check for $20,000, explained monitored process and emailed the procedure packet.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Hail damage to:  roof, front right, rear, left elevation, garage.  The damage repair amount is estimated at $24,078.27.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				03/31/2017
504657503	1
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 03/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2017.  Borrower called in stating needs prior insurance information due to a pending claim with another insurance company.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is structural.  Borrower advised that a tree has fallen on the house.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				03/31/2017
354814967	1
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				03/31/2017
293976586	1
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				03/31/2017
154135435	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/19/2016.  The borrower's spouse stated would make a payment by 11/04/2016 by cashier check. Noted on 10/03/2016 - The borrower's spouse set up a payment in the amount of $3800.00 for 10/15/2016. RFD noted as medical on 05/23/2016.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter X.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 05/XX/2009.  The proof of claim was filed 03/XX/2007.  The amount of the proof of claim nor arrearage amount was provided.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
 ADDITIONAL INFORMATION: N/A
				10/31/2016
802680750	3	[3] Loan is in Foreclosure [2] Currently Delinquent Mortgage [2] Evidence of deceased borrower(s). [2] The loan is in an active forbearance plan.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2016.  The borrower contacted the servicer on 04/15/2016 to make a payment by phone in the amount of $1,000.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
 ADDITIONAL INFORMATION: N/A
				05/31/2016
522649612	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/26/2016.  Borrower stated they will pay via money gram on the 1st week of the month and stated they work with a temporary agency and not able to work all the time.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
 ADDITIONAL INFORMATION: N/A
				12/19/2016
584269802	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2012.  The chapter is Chapter X.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 EXIT STRATEGY:
				10/31/2015
311515865	1
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/21/2016.  Customer answered, stated he has sent two checks, he has already told us that, released the line.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
 ADDITIONAL INFORMATION: N/A
				10/31/2016
505610589	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				01/31/2018
404506596	2	[2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: A payoff quote was completed on 01/24/2018.
				01/31/2018
323082466	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/17/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				01/31/2018
147404302	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				01/31/2018
304042930	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				01/31/2018
426719681	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 09/21/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2015.  Borrower called in and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				01/31/2018
245826214	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/15/2018.  The last payment was received on 09/29/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2014.  Call from unauthorized third party to check on loan status, was advised that executor of estate documents are needed, when documents are received servicer will have all necessary documents for third party to assume loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
 ADDITIONAL INFORMATION: Comments on 1/5/15 indicate that the borrower is deceased, ex-spouse lives in property with son. No authorization to speak regarding account with anyone in the property. No date of death provided, no information on executor.
				01/31/2018
439912437	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				01/31/2018
325875430	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				01/31/2018
281002073	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/18/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/21/2016.  Borrower contacted in regards to confirming payment iao $787.69 dated 8/1/16
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				01/31/2018
319155426	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				01/31/2018
501582600	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2015.  Borrower made payment for $2,542.68, effective 01/15/2015.  Borrower advised property is occupied and in good condition.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				01/31/2018
325017784	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/20/2016.  The borrower was contacted to discuss the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				01/31/2018
256481260	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2017.  Authorized third party called in regarding status of draw funds for water damage. Date of loss 05/16/2015. Advised to talk to the borrower as last draw in the amount of $12888.78 was sent to the borrower. Claim closed 10/04/2017
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				01/31/2018
148009052	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				01/31/2018
189233355	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				01/31/2018
363088891	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				01/31/2018
978154435	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2017.  Payment inquiry.  Promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: Prior foreclosure proceedings were closed on 07/XX/2016 as the loan was modified.
				01/31/2018
123289881	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/28/2016.  Spoke with the insurance agent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				01/31/2018
244181589	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/11/2015.  Borrower states made a payment last 11/2015 but was unable to get a confirmation number. Requested to waive late fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				01/31/2018
956560280	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				01/31/2018
350944095	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				01/31/2018
201141915	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				01/31/2018
255359434	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				01/31/2018
424048812	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/25/2017.  Per commentary dated for 10/25/2017, borrower called in to inquire about refinancing. Call was transferred to the refinance department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				01/31/2018
432714378	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				01/31/2018
391320686	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/22/2016.  Borrower promise to make a payment on  06/30/2016 in the amount of  $1,020.96
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				01/31/2018
228997408	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2016.  The borrower accepted a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				01/31/2018
472425449	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2016.  Servicer called for payment. Borrower stated will pay 07/19/2016 and was not interested in loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				01/31/2018
554887743	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/29/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				01/31/2018
570130452	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/20/2016.  Borrower stated they were interested in mortgage assistance and agreed to a financial interview.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				01/31/2018
416706405	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2016.  Received call from borrower in reference to insurance check advance for storm damage on 01/06/2016. The borrower called in to advise that repairs are completed and is ready for inspection. An inspection of 90% with structure at 100% was requested. The borrower was if results are at 90% with all structure at 100% , the claim will be closed. The property was inspected on 01/04/2017 and the claim was closed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				01/31/2018
374405740	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2017.  The borrower called and was referred to bankruptcy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				02/28/2018
547306066	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2016.  Borrower wanted to talk to spoc about loan mod. Payment of $5394.23 was made.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2013.  The chapter is Chapter X.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 10/XX/2013.  Plan confirmed on 11/XX/2013. Loan is active and post-petition current.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 EXIT STRATEGY: The recommended exit strategy is Reinstatement.
				04/15/2016
475068885	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2016.  The borrower called to change date of next payment and make another recurring payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 EXIT STRATEGY:
				04/15/2016
105531825	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
 ADDITIONAL INFORMATION: N/A
				07/31/2016
482251368	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2016.  Notes on 02/26/2016 reflect that the borrower stated that he would make the payment online in the amount of $1,506.68 by 03/01/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2014.  The chapter is Chapter X.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: Comments on 08/28/2015 indicated the borrower intended to keep the property after their divorce.
				05/31/2016
322690175	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/17/2014.  The last contact with the borrower was established on 09/17/2014 in regards to obtaining hazard insurance on the property.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: The comments indicated the loan was modified prior to the review period; the details of the modification were not provided.
				05/31/2016
263967711	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				01/31/2018

Loan ID	Final Current Event Level	Current Exceptions	Servicing Comments	Status Date	Last Action Date per Servicer
217565845	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
				03/03/2014
336161232	1
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2015.  The borrower called in regards to letter they received and also advised of when a payment would be made.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
				01/01/2016
338166819	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2016.  the borrower advised that they'd mail their payment with a money order.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
				04/01/2016
382903392	2	[2] Evidence loan has been modified.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2016.  Borrower made a payment by phone in amount of 441.79.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
				04/01/2016
495282108	2	[2] Evidence loan has been modified.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/23/2015.  Servicer spoke with spouse who called in and stated lives in property and wants to keep. Spouse stated wants options. Agent advised of pending action with expiration date of 10/19/2015 and advised of cure. No promise to pay. Spouse stated is selling car and stated reason for default is due to overextended and marital difficulties.  Agent advised complete workout review. Spouse wants to discuss with husband.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter X.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2011 and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
				04/01/2016
355275403	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
				05/31/2016
464227399	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2012.  The chapter is Chapter X.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
				05/31/2016
468194736	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
				05/31/2016
107373864	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
				07/31/2016
475068885	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2016.  The borrower verified that account was current and due for May in the amount of $562.20.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  A modification was finalized on 02/XX/2010.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
				07/31/2016
325714751	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
				07/31/2016
340675853	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
				07/31/2016
427140707	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/28/2016.  Last contact with the borrower she called in to make a payment arrangement. Borrower also had questions in regards to the good bye letter from the prior servicer. Previously discussed modification from authorized third party.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  No further specifics noted.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
				07/31/2016

All information provided under the "Compliance Comp Factors" column or any other columns regarding statutes of limitations is provided for informational purposes only. No such information is or contains any legal advice or recommendation and should not be relied upon as any form of legal advice or conclusion. You should consult with your own counsel regarding applicable statutes of limitations in any particular state or mortgage loan scenario. Please note that this information and any applicable statute of limitations has no impact on any compliance grading or level of compliance exception issued by AMC hereunder. Further, there may be other potential risks and liabilities associated with any delineated violation that are not addressed or intended to be addressed by this column on the report including but not limited to Attorney General Investigations, actions or other powers, state or federal UDAAP and/or UDAP concerns, foreclosure delays and lien enforcement issues, and other ramifications under other applicable laws and regulations.